American Century Quantitative Equity Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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DISCIPLINED GROWTH FUND * EQUITY GROWTH FUND * GLOBAL GOLD FUND
INCOME & GROWTH FUND * INTERNATIONAL CORE EQUITY FUND * LONG-SHORT EQUITY FUND
NT EQUITY GROWTH FUND * NT SMALL COMPANY FUND * SMALL COMPANY FUND * UTILITIES FUND

Supplement dated February 29, 2008 * Statement of Additional Information dated September
28, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRIES FOR LONG-SHORT EQUITY,
NT SMALL COMPANY AND SMALL COMPANY ON PAGES 44 AND 45 OF THE SAI.

OTHER ACCOUNTS MANAGED (JUNE 30, 2007)
------------------------------------------------------------------------------------
                                                                     OTHER ACCOUNTS
                                                                     (E.G., SEPARATE
                                REGISTERED                           ACCOUNTS AND
                                INVESTMENT          OTHER POOLED     CORPORATE
                                COMPANIES           INVESTMENT       ACCOUNTS,
                                (E.G., OTHER        VEHICLES (E.G.,  INCLUDING
                                AMERICAN CENTURY    COMMINGLED       INCUBATION
                                FUNDS AND           TRUSTS AND       STRATEGIES
                                AMERICAN CENTURY -  529 EDUCATION    AND CORPORATE
                                SUBADVISED FUNDS)   SAVINGS PLANS)   MONEY)
------------------------------------------------------------------------------------
Long-Short Equity
------------------------------------------------------------------------------------
Kurt         Number of Other    6                   0                2
Borgwardt    Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $6,057,770,800      N/A              $4,522,743
             Accounts Managed
------------------------------------------------------------------------------------
Zili         Number of Other    7                   0                2
Zhang        Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $6,065,339,945      N/A              $6,762,120
             Accounts Managed
------------------------------------------------------------------------------------
Claudia      Number of Other    0                   0                2
Musat(1)     Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    N/A                 N/A              $4,053,818
             Accounts Managed
------------------------------------------------------------------------------------
NT Small Company
------------------------------------------------------------------------------------
Wilhelmine   Number of Other    6                   1                2
von Turk     Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $2,300,990,742      $67,285,166      $264,664,279
             Accounts Managed
------------------------------------------------------------------------------------
Thomas P.    Number of Other    10                  2                3
Vaiana       Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $6,950,003,982      $120,071,607     $278,837,393
             Accounts Managed
------------------------------------------------------------------------------------
Brian        Number of Other    7                   1                2
Ertley       Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $2,332,582,613      $67,285,166      $264,664,279
             Accounts Managed
------------------------------------------------------------------------------------
Melissa      Number of Other    6                   1                2
Fong(1)      Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $1,579,437,434      $71,676,766      $213,750,421
             Accounts Managed
------------------------------------------------------------------------------------

(1)  MS. MUSAT AND MS. FONG BECAME PORTFOLIO MANAGERS ON
     FEBRUARY 15, 2008. INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

OTHER ACCOUNTS MANAGED (JUNE 30, 2007)
------------------------------------------------------------------------------------
                                                                     OTHER ACCOUNTS
                                                                     (E.G., SEPARATE
                               REGISTERED                            ACCOUNTS AND
                               INVESTMENT           OTHER POOLED     CORPORATE
                               COMPANIES            INVESTMENT       ACCOUNTS,
                               (E.G., OTHER         VEHICLES (E.G.,  INCLUDING
                               AMERICAN CENTURY     COMMINGLED       INCUBATION
                               FUNDS AND            TRUSTS AND       STRATEGIES
                               AMERICAN CENTURY -   529 EDUCATION    AND CORPORATE
                               SUBADVISED FUNDS)    SAVINGS PLANS)   MONEY)
------------------------------------------------------------------------------------
Small Company
------------------------------------------------------------------------------------
Wilhelmine  Number of Other    6                    1                2
von Turk    Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other    $668,273,675         $67,285,166      $264,664,279
            Accounts Managed
------------------------------------------------------------------------------------
Thomas P.   Number of Other    10                   2                3
Vaiana      Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other    $5,317,286,915       $120,071,607     $278,837,393
            Accounts Managed
------------------------------------------------------------------------------------
Brian       Number of Other    7                    1                2
Ertley      Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other    $699,865,545         $67,285,166      $264,664,279
            Accounts Managed
------------------------------------------------------------------------------------
Melissa     Number of Other    6                    1                2
Fong(1)     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other    $506,229,448         $71,676,766      $213,750,421
            Accounts Managed
------------------------------------------------------------------------------------

(1)  MS. FONG BECAME A PORTFOLIO MANAGER ON FEBRUARY 15, 2008.
     INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES ENTRIES FOR LONG-SHORT
EQUITY, NT SMALL COMPANY AND SMALL COMPANY ON PAGE 48 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Long-Short Equity
  Kurt Borgwardt                      G
--------------------------------------------------------------------------------
  Zili Zhang                          D
--------------------------------------------------------------------------------
  Claudia Musat(1)                    B
--------------------------------------------------------------------------------
NT Small Company
  Brian Ertley(2)                     A
--------------------------------------------------------------------------------
  Melissa Fong(1)(2)                  A
--------------------------------------------------------------------------------
  Thomas P. Vaiana(2)                 A
--------------------------------------------------------------------------------
  Wilhelmine von Turk(2)              A
--------------------------------------------------------------------------------
Small Company(3)
  Brian Ertley                        B
--------------------------------------------------------------------------------
  Melissa Fong(1)                     C
--------------------------------------------------------------------------------
  Thomas P. Vaiana                    D
--------------------------------------------------------------------------------
  Wilhelmine von Turk                 E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MS. MUSAT AND MS. FONG BECAME PORTFOLIO MANAGERS ON
     FEBRUARY 15, 2008. INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

(2)  THIS PORTFOLIO MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND IS NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

(3)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

SH-SPL-59408 0802